Additional Financial Information - Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Paid
Interest, net of amounts capitalized	$ 4,714	$ 4,408	$ 4,369
Income taxes, net of amounts refunded	3,583	2,213	4,432
Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement non-current receivables	23	(509)	(579)
Early debt extinguishment costs	3,604	725	1,983
Other, net	(228)	3	(728)
Other, net Cash Flows from Operating Activities	3,399	219	676
Other, net Cash Flows from Financing Activities
Net debt related costs	(1,797)	(141)	(3,599)
Change in short-term obligations, excluding current maturities	0	(790)	(170)
Other, net	(1,120)	(893)	(670)
Other, net Cash Flows from Financing Activities	$ (2,917)	$ (1,824)	$ (4,439)